Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Revenue [Abstract]
Commissions	¥ 92,253	¥ 65,254	¥ 177,765	¥ 133,454
Fees from investment banking	27,031	22,265	37,859	49,576
Asset management and portfolio service fees	57,417	59,926	111,073	119,889
Other revenue	10,689	11,401	22,493	22,142
Total	¥ 187,390	¥ 158,846	¥ 349,190	¥ 325,061